Equity Capital Structure and Equity Incentive Plan	6 Months Ended
Jun. 30, 2024
Retirement Benefits [Abstract]
Equity Capital Structure and Equity Incentive Plan

8. Equity Capital Structure and Equity Incentive Plan:

The Company’s authorized common and preferred stock consists of 450,000,000 common shares and 50,000,000 preferred shares of which 1,000,000 are authorized as Series A Preferred Shares.

On June 20, 2024, the Company paid $2,500 for the redemption of 100,000 shares of our Series A Cumulative Convertible Preferred Stock (NASDAQ Cap Mkts: PXSAP). Upon this redemption, 100,000 PXSAP shares were cancelled by the Company and the Company’s obligation to pay dividends in respect of these shares ceased. After this partial redemption, which resulted in a reduction of 446,429 in fully-diluted common shares, there are 303,631 PXSAP shares outstanding, which are convertible into 1,355,496 common shares, if fully converted.

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. dollars, except for share and per share data)

8.	Equity Capital Structure and Equity Incentive Plan: - Continued:

As of December 31, 2023 and June 30, 2024, the Company had a total of 10,542,547 and 10,458,767 common shares issued and outstanding, respectively, and 403,631and 303,631 Series A Convertible Preferred Shares (NASDAQ Cap Mkts: PXSAP), which have a conversion price of $5.60, issued and outstanding, respectively, each with a par value of USD 0.001 per share.

Furthermore, as of December 31, 2023 and June 30, 2024, the Company had outstanding warrants which amounted to 1,591,062 (PXSAW), which have an exercise price of $5.60, (exclusive of 4,683 underwriter’s warrants to purchase 4,683 Series A Convertible Preferred Shares at an average exercise price of $24.97 and 3,460 underwriter’s warrant to purchase 3,460 common shares with exercise price $5.60). The Company has also issued to the placement agent 107,143 non-tradeable warrants for the purchase of common shares, which can be exercised commencing one hundred eighty (180) days after the closing date, or on August 23, 2021 and expire on the five-year anniversary of the closing date, or on February 24, 2026. The initial exercise price per common share was $8.75, or 125% of the offering price of the shares. As of December 31, 2023 and June 30, 2024 all the respective non-tradeable underwriter’s warrants remain outstanding.

During the first half of 2024, no Series A Convertible Preferred Shares were converted to registered common shares of the Company and no Warrants were exercised. After June 30, 2024 and up to the date of these Unaudited Interim Condensed Consolidated Financial Statements, no further Series A Convertible Preferred Shares had been converted. At June 30, 2024, the Company had 303,631 outstanding Series A Convertible Preferred Shares and 1,591,062 Warrants (exclusive of 4,683 underwriter’s Warrants to purchase 4,683 Series A Convertible Preferred Shares and 3,460 underwriter’s warrant to purchase 3,460 common shares warrants which remained outstanding as of June 30, 2024).

In October, 2015, our Board approved, and the Company adopted the Pyxis Tankers Inc. 2015 EIP for common shares. The maximum aggregate number of shares of common stock that may be delivered pursuant to awards granted under the Plan during the ten-year term of the Plan will be 15% of the then-issued and outstanding number of shares of our common stock under the EIP, the Company’s employees, officers, directors and service providers are entitled to receive options to acquire the Company’s common stock. The EIP is administered by the nominating and corporate governance committee of our Board or such other committee of the Board as may be designated by the Board. Under the terms of the EIP, the Company’s Board is able to grant, (a) non-qualified stock options, (b) stock appreciation rights, (c) restricted stock, (d) restricted stock units, (e) unrestricted stock grants, (f) other equity-based or equity-related awards and (g) dividend equivalents. No award may be granted under the EIP after the tenth anniversary of the date the EIP was adopted by our Board.

On May 11, 2023 our Nominating & Corporate Governance Committee signed the resolution to grant the issuance of a total of 55,000 restricted common shares to 24 employees, board members and Company affiliates under the active EIP. The restricted shares have vesting periods up to November 2024. A non–cash charge of $17 was recognized in General and administrative expenses of the accompanying unaudited interim Consolidated Statement of Comprehensive Income for the six month period ended June 30, 2024.

Restricted stock during the period ended June 30, 2024 is analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2023	20,000	$3.68
Granted	—	—
Vested	—	—
Forfeited or expired	—	—
Outstanding at June 30, 2024	20,000	$3.68

The fair value of the restricted shares has been determined with reference to the closing price of the Company’s stock on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated statement of comprehensive income over the respective vesting periods.

At June 30, 2024 the total unrecognized cost relating to restricted share awards was $12. At June 30, 2024, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 0.5 years.

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. dollars, except for share and per share data)

8.	Equity Capital Structure and Equity Incentive Plan: - Continued:

During the months of January through June, 2024 the Company paid monthly cash dividends of $0.1615 for each outstanding Series A Preferred Share, which aggregated to $391. As of that date, Mr. Valentis beneficially owned 5,729,730 or 54.8% of our outstanding shares.